Financial risk management	12 Months Ended
Dec. 31, 2023
Financial risk management
Financial risk management

Note 28. Financial risk management

Through its business activities, the Company is exposed to various types of financial risk: foreign exchange risk, credit risk and liquidity risk.

Foreign exchange risk

On July 15, 2020, the Company closed its IPO for aggregate gross proceeds of $107.7 million and, in 2021, raised funds through its Jefferies ATM program for aggregate gross proceeds of approximately $31.9 million (see Note 1.3 - Significant events of 2022 and 2021). The nature of the company exposure to the foreign exchange risk has changed due to the fact that a significant part of its liquidity is denominated in U.S. dollars.

The Company decided not to immediately convert the entire cash proceeds obtained through the capital increase into euros, because some of that cash will be used to cover expenses denominated in USD over the coming years. Nevertheless, the Company incurs the majority of its expenses in euros and some of its USD cash resources may therefore have to be converted into euros in order to meet its business needs, thereby exposing the Company to foreign exchange risk.

Prior to May 14, 2021, three foreign currency forward contracts were in place for a total amount of $60 million to protect the value of the Company’s dollar-denominated investments against exchange rate fluctuations between the euro and the dollar. As these contracts have expired, the Company’s financial position could be further affected by adverse fluctuations in the exchange rate between the euro and the dollar, which are difficult to predict.

However, the Company has taken the appropriate steps to ensure that hedging instruments can be put in place at any time to protect its activities against exchange rate fluctuations, whenever it deems necessary and in accordance with its investment policy.

The table below shows, at December 31, 2023, the sensitivity analysis of the Company’s assets denominated in USD under the reasonable assumption of a variation of 5% based on the exchange rate at the closing date, to which the Company is exposed:

31/12/2023
	Fair value as of	Impact of a 5% change
(in thousands dollars)	December 31, 2023	in exchange rate
Cash & cash equivalents dominated in US Dollars	4,649	(221)
Short-term deposits dominated in US Dollars	2,715	(129)
End of period rate at 31/12/23	1.11	1.16

Credit risk

Credit risk arises from cash and cash equivalents and deposits with banks and financial institutions, as well as from client exposures.

The Company’s exposure to credit risk chiefly stems from to trade receivables. The Company has put in place a system to monitor its receivables and their payment and clearance.

Generally, the Company is not exposed to a concentration of credit risk given the outstanding trade receivables balance at each reporting date.

Liquidity risk

Liquidity risk management aims to ensure that the Company has access to sufficient liquidity and financial resources to be able to meet present and future obligations.

The Company prepares short term cash forecasts and annual operating cash flow forecasts as part of its budget procedures.

Prudent liquidity risk management involves maintaining sufficient liquidity, having access to financial resources through appropriate credit facilities and being able to unwind market positions.

The Company’s operations have consumed substantial amounts of cash since its inception. Developing pharmaceutical product candidates, including conducting clinical trials, is expensive, lengthy and risky, and the Company expects its research and development expenses to increase substantially in connection with its ongoing activities. Accordingly, the Company will continue to require substantial additional capital to continue its clinical development activities and potentially engage in commercialization activities.

At the date of these consolidated financial statements, the Company estimates, given its current cost structure and its projected expenditure commitments, to be able to finance its activities until the beginning of the third quarter of 2024 (see Note 3.18 – Going concern for more details).

Although to finance its activities beyond its cash horizon, the Company is currently actively reviewing potential financing (including debt, equity and equity-linked or other instruments) and strategic options and is discussing these options with potential counterparties and with its financial advisors, it cannot guarantee that it will be able to obtain the necessary financing, through any of the foregoing measures or otherwise, to meet its needs or to obtain funds at acceptable terms and conditions, on a timely basis, or at all, especially taking into account the generally challenging environment for financing of biotech companies. If the Company is unable to obtain funding on a timely basis, it may be required to significantly curtail, delay or discontinue one or more of its research or development programs or the commercialization of any approved product or be unable to expand its operations or otherwise capitalize on its business opportunities, as desired, which would impair the Company’s prospects and business operations.

These events and conditions indicate that a material uncertainty exists that may cast significant doubt on the Company’s ability to continue as a going concern and, therefore, the Company may be unable to realize its assets and discharge its liabilities in the normal course of business.

If the Company is unable to continue its operations, it may be required to liquidate its assets and receive consideration less than the value at which its assets are recorded in its financial statements, and investors could then lose all or part of their investment.

Interest Rate Risk

The Company has a relatively low exposure to interest rate risk. Such exposure primarily involves the money market funds and time deposit accounts. The outstanding bank loans bear interest at a fixed rate, and therefore the Company is not subject to interest rate risk with respect to these loans. Changes in interest rates have a direct impact on the rate of return on these investments and the cash flows generated. The repayment flows of the conditional advances from BPI France are not subject to interest rate risk.

Fair Value Measurement - Derivatives Risk

The Company is exposed to the fluctuations of the changes in the fair value of the EIB Warrants (derivatives), as the changes on the performance of the underlying can have a significant impact on the Statement of Income (Loss) statement. A 1% change in volatility would impact the fair value of all warrants issued to the EIB by €110 thousand, and consequently net income by the same amount.

Inflation Risk

Inflation have a general impact on its business in line with overall price increases, increases in the cost of borrowing, and operating in an inflationary economy. The Company have seen a 5-10% price increase in 2023 during negotiations with the vendors, and such higher costs cannot be offset through price increases, as the Company does not have any approved products. It is not possible to predict the timing, strength, or duration of any inflationary period or economic slowdown or its ultimate impact on the Company. If the conditions in the general economy significantly deviate from present levels and continue to deteriorate, it could have a material adverse effect on the business, financial condition, results of operations and growth prospects of the Company.